Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Loss per share [Abstract]
Schedule of loss per share
	SIX MONTHS ENDED
	June 30, 2019	June 30, 2018
Loss attributable to owners of the Company	(3,604,301)	(4,825,018)
Weighted average number of shares outstanding*	2,173,307	294,914
Basic and diluted loss per share	(1.66)	(16.36)

* The basic and diluted loss per share for the period ended June 30, 2018 is revised to reflect the reverse-split ratio of 1 for 10 following the Merger on March 13, 2018. In addition, basic and diluted loss per share for the period ended June 30, 2019 and 2018 have been adjusted for the 2019 Reverse Share Split on May 1, 2019 with a ratio of 1 for 20.